                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1998
         Check here if Amendment:  [ ];    Amendment Number:  Not an amendment.
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Trend Capital Management, Inc.
Address:          Crescent Ridge Corporate Center
                  11100 Wayzata Boulevard
                  Minnetonka, MN 55305

Form 13F File Number:  028-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:             Darrel R. Lynn
Title:            Chief Financial Officer
Phone:            612-546-3301

Signature, Place, and date of Signing

 /s/ Darrel R. Lynn                Minneapolis, Minnesota      Aug. 20, 1999
-------------------------------    -----------------------     --------------
(Signature)                        (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None.
Form 13F Information Table Entry Total:   47
Form 13F Information Table Value Total:   $57,309 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Form 13F Information Table


                                                                                            Mrkt Val   # of        Inv   Oth    Vot
Name of Issuer                                                            Class    CUSIP #  (000's)    Sec.  Type  Dis   Mgrs.  Auth

ABBOTT LAB COM                                                             COM   C002824100   $452    10400   SH   Sole   N/A   Sole
BELL ATLC CORP COM                                                         COM   C077853109   $504    10400   SH   Sole   N/A   Sole
CISCO SYS INC COM                                                          COM   C17275R102   $640    10350   SH   Sole   N/A   Sole
COCA COLA CO COM                                                           COM   C191216100   $957    16600   SH   Sole   N/A   Sole
GEN ELEC CO COM                                                            COM   C369604103  $1,742   21900   SH   Sole   N/A   Sole
INTEL CORP CAP                                                             COM   C458140100   $978    11400   SH   Sole   N/A   Sole
MICROSOFT CORP COM                                                         COM   C594918104  $1,827   16600   SH   Sole   N/A   Sole
PEPSICO INC COM                                                            COM   C713448108   $294    10000   SH   Sole   N/A   Sole
PHILIP MORRIS COS INC COM                                                  COM   C718154107   $754    16300   SH   Sole   N/A   Sole
SBC COMMUNICATIONS INC COM                                                 COM   C78387G103   $550    12400   SH   Sole   N/A   Sole
WAL-MART STORES INC COM                                                    COM   C931142103   $825    15100   SH   Sole   N/A   Sole
AT & T CORP COM STK                                                        COM   C001957109   $362     6200   SH   Sole   N/A   Sole
#REORG AIRTOUCH COMM INC COM EXCH ADR VODAFONE GRP PULBIC LTD MGR 2893346  COM   C00949T100   $220     3861   SH   Sole   N/A   Sole
AMER EXPRESS CO COM                                                        COM   C025816109   $241     3100   SH   Sole   N/A   Sole
AMER HOME PROD CORP COM                                                    COM   C026609107   $466     8857   SH   Sole   N/A   Sole
AMER INTL GROUP INC COM                                                    COM   C026874107   $558     7125   SH   Sole   N/A   Sole
AMERITECH CORP COM                                                         COM   C030954101   $352     7400   SH   Sole   N/A   Sole
BELLSOUTH CORP COM STK                                                     COM   C079860102   $284     3780   SH   Sole   N/A   Sole
BRISTOL MYERS SQUIBB CO COM                                                COM   C110122108   $696     6700   SH   Sole   N/A   Sole
CHASE MANHATTAN CORP NEW COM                                               COM   C16161A108   $247     5720   SH   Sole   N/A   Sole
CHEVRON CORP COM                                                           COM   C166751107   $214     2550   SH   Sole   N/A   Sole
DELL COMPUTER CORP COM                                                     COM   C247025109   $565     8600   SH   Sole   N/A   Sole
DU PONT E I DE NEMOURS & CO COM STK                                        COM   C263534109   $428     7600   SH   Sole   N/A   Sole
EXXON CORP COM                                                             COM   C302290101   $650     9200   SH   Sole   N/A   Sole
FHLMC VTG COM                                                              COM   C313400301   $228     4600   SH   Sole   N/A   Sole
F.N.M.A. COM D/B/A FANNIE MAE                                              COM   C313586109   $251     3900   SH   Sole   N/A   Sole
FORD MTR CO DEL COM                                                        COM   C345370100   $218     4640   SH   Sole   N/A   Sole
GTE CORP COM                                                               COM   C362320103   $358     6500   SH   Sole   N/A   Sole
GILLETTE CO COM                                                            COM   C375766102   $288     7530   SH   Sole   N/A   Sole
HEWLETT-PACKARD CO COM                                                     COM   C428236103   $206     3900   SH   Sole   N/A   Sole
HOME DEPOT INC COM                                                         COM   C437076102   $389     9860   SH   Sole   N/A   Sole
INTL BUSINESS MACH CORP CAP                                                COM   C459200101   $819     6370   SH   Sole   N/A   Sole
JOHNSON & JOHNSON COM                                                      COM   C478160104   $704     9000   SH   Sole   N/A   Sole
LILLY ELI & CO COM                                                         COM   C532457108   $587     7500   SH   Sole   N/A   Sole
LUCENT TECHNOLOGIES INC COM                                                COM   C549463107   $609     8800   SH   Sole   N/A   Sole
MCI WORLDCOM INC COM                                                       COM   C55268B106   $354     7233   SH   Sole   N/A   Sole
MERCK & CO INC COM                                                         COM   C589331107  $1,037    8000   SH   Sole   N/A   Sole
MINN MNG & MFG CO COM                                                      COM   C604059105   $203     2750   SH   Sole   N/A   Sole
MOBIL CORP COM                                                             COM   C607059102   $226     2980   SH   Sole   N/A   Sole
MONSANTO CO COM                                                            COM   C611662107   $224     3990   SH   Sole   N/A   Sole
PFIZER INC COM                                                             COM   C717081103   $931     8800   SH   Sole   N/A   Sole
PROCTER & GAMBLE CO COM                                                    COM   C742718109   $640     9000   SH   Sole   N/A   Sole
ROYAL DUTCH PETRO N.Y REGISTRY SH PAR N 1.25 GLDR                          COM   C780257804   $386     8100   SH   Sole   N/A   Sole
SCHERING-PLOUGH CORP COM                                                   COM   C806605101   $508     4900   SH   Sole   N/A   Sole
TYCO INTL LTD NEW COM                                                      COM   C902124106   $219     3960   SH   Sole   N/A   Sole
#REORG ADR UNILEVER N V NY SH EXCH ADR UNILEVER NV NY SH NEW @1.12         COM   C904784501   $262     4280   SH   Sole   N/A   Sole
WARNER LAMBERT CO COM                                                      COM   C934488107   $415     5500   SH   Sole   N/A   Sole
